Expendable parts and supplies (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Disclosure of Expendable Parts and Supplies

	2024	2023
Material for repair and maintenance	$127,364	$111,938
Other inventories	5,079	4,768
	132,443	116,706
Allowance for obsolescence	(102)	(102)
	$132,341	$116,604